Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000225288 | BYNVHT5 | Vina San Pedro Tarapaca S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225288 | B1YXBJ7 | Air Liquide S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225288 | BJMY6G0 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225288 | B0F9V20 | Oversea-Chinese Banking Corp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225288 | BYTBXV3 | Ryanair Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225288 | 7123870 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225288 | 5476929 | Barry Callebaut A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225288 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225288 | 4834108 | Schneider Electric S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225288 | BP3QYZ2 | Cia de Distribucion Integral Logista Holdings S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225288 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000225288 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225288 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225288 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225288 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225288 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225288 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225288 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225288 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225288 | France
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000225288 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.90%
C000225288 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	19.10%
C000225289 | BYNVHT5 | Vina San Pedro Tarapaca S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225289 | B1YXBJ7 | Air Liquide S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225289 | BJMY6G0 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225289 | B0F9V20 | Oversea-Chinese Banking Corp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225289 | BYTBXV3 | Ryanair Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225289 | 7123870 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225289 | 5476929 | Barry Callebaut A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225289 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225289 | 4834108 | Schneider Electric S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225289 | BP3QYZ2 | Cia de Distribucion Integral Logista Holdings S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225289 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000225289 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225289 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225289 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225289 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225289 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225289 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225289 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225289 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225289 | France
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000225289 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.90%
C000225289 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	19.10%
C000225287 | BYNVHT5 | Vina San Pedro Tarapaca S.A.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225287 | B1YXBJ7 | Air Liquide S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225287 | BJMY6G0 | TC Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225287 | B0F9V20 | Oversea-Chinese Banking Corp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225287 | BYTBXV3 | Ryanair Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225287 | 7123870 | Nestle S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225287 | 5476929 | Barry Callebaut A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225287 | 6303866 | Singapore Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225287 | 4834108 | Schneider Electric S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225287 | BP3QYZ2 | Cia de Distribucion Integral Logista Holdings S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225287 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000225287 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225287 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225287 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000225287 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225287 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225287 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225287 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225287 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000225287 | France
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000225287 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.90%
C000225287 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	19.10%
C000225291 | B1YXBJ7 | Air Liquide S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225291 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225291 | B0F9V20 | Oversea-Chinese Banking Corporation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225291 | 806407102 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225291 | 7262610 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225291 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225291 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225291 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225291 | 6899268 | T Hasegawa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225291 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225291 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225291 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225291 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225291 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225291 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225291 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225291 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000225291 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225291 | United States
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000225291 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	71.50%
C000225291 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	23.30%
C000225291 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	5.20%
C000225292 | B1YXBJ7 | Air Liquide S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225292 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225292 | B0F9V20 | Oversea-Chinese Banking Corporation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225292 | 806407102 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225292 | 7262610 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225292 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225292 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225292 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225292 | 6899268 | T Hasegawa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225292 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225292 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225292 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225292 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225292 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225292 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225292 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225292 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000225292 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225292 | United States
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000225292 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	71.50%
C000225292 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	23.30%
C000225292 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	5.20%
C000225290 | B1YXBJ7 | Air Liquide S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225290 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225290 | B0F9V20 | Oversea-Chinese Banking Corporation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225290 | 806407102 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225290 | 7262610 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225290 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225290 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225290 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225290 | 6899268 | T Hasegawa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225290 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225290 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225290 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225290 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225290 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225290 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225290 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225290 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000225290 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225290 | United States
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000225290 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	71.50%
C000225290 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	23.30%
C000225290 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	5.20%